Derivatives - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative blended weighted average pullthrough rate	92.00%	81.00%